Risk Management and Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2025
Basis of Preparation [Abstract]
Schedule of Consolidated Financial Statements

Financial instruments are recognized in the consolidated financial statements as follows:

	Note	December 31, 2025	December 31, 2024
Assets
Fair value through profit or loss (1)
Financial / Overnight investments	3	1,887,853	3,270,848
National treasury bills	3	123,204	97,530
Derivative assets		155,441	75,984
Fair Value through Other Comprehensive Income
Investment in financial assets at fair value	3	49,908	79,806
Other current financial investments		—	10,220
Derivative assets		161	8,484
Amortized cost (2)
Cash at banks	3	2,557,740	2,197,822
CME Margin investments	3	105,993	104,220
Trade accounts receivable	4	4,231,924	3,735,540
Dividends Receivable		1,465	—
Related party receivables	8	41,231	77,355
Financial investments	3	45,780	—
Total		9,200,700	9,657,809
Liabilities
Amortized cost
Loans and financing	16	(21,090,568)	(19,326,796)
Trade accounts payable and supply chain finance	15	(7,332,559)	(6,194,223)
Debt with related party		(190,998)	—
Lease		(1,767,285)	(1,734,029)
Fair value through profit or loss
Derivative liabilities		(267,214)	(264,543)
Fair Value through Other Comprehensive Income
Derivative liabilities		(3,567)	(1,523)
Total		(30,652,191)	(27,521,114)

(1)	CDBs are updated at the contractual rate but have a short-term and the counterparties are financial institutions, and their carrying amount is approximate to fair value. National treasury bill are measured at fair value.
(2)	Loans and receivables are classified as amortized cost. The trade accounts receivable are short-term and net of expected losses.

Schedule of Fair Value of Assets and Liabilities Through Profit or Loss

Level 2 - Inputs other than Level 1, in which prices are quoted for similar assets and liabilities, either directly by obtaining prices in active markets or indirectly through valuation techniques that use data from active markets;

	December 31, 2025			December 31, 2024
	Level 1	Level 2	Total	Level 1	Level 2	Total
Financial assets
Financial / Overnight investments	—	1,887,853	1,887,853	—	3,270,848	3,270,848
National treasury bills	123,204	—	123,204	97,530	—	97,530
Derivative assets	—	155,602	155,602	—	84,468	84,468
Investment in financial assets at fair value	49,908	—	49,908	79,806	—	79,806
Other current financial investments	—	—	—	10,220	—	10,220

Financial liabilities
Derivative liabilities	—	270,781	270,781	—	266,066	266,066

Schedule of Estimated Fair Value	The following details the estimated fair value of the notes:
	December 31, 2025			December 31, 2024
Description	Principal	Price (% of the Principal)	Fair value	Principal	Price (% of the Principal)	Fair value
Notes 2.50% JBS Lux 2027	105,951	98.06%	103,892	1,000,000	94.98%	949,770
Notes 5.13% JBS Lux 2028	—	—	—	899,740	99.50%	895,205
Notes 3.00% JBS Lux 2029	599,957	96.35%	578,071	599,957	91.20%	547,161
Notes 6.5% JBS Lux 2029	—	—	—	69,906	100.52%	70,273
Notes 5.5% JBS Lux 2030	—	—	—	1,249,685	99.77%	1,246,786
Notes 3.75% JBS Lux 2031	493,000	95.08%	468,720	493,000	88.93%	438,435
Notes 3.00% JBS Lux 2032	1,000,000	89.95%	899,470	1,000,000	83.22%	832,210
Notes 3.63% JBS Lux 2032	968,780	93.80%	908,754	968,780	87.96%	852,178
Notes 5.75% JBS Lux 2033	1,661,675	104.55%	1,737,298	1,661,675	99.54%	1,654,048
Notes 6.75% JBS Lux 2034	1,507,046	110.61%	1,666,974	1,507,046	105.85%	1,595,148
Notes 4.38% JBS Lux 2052	900,000	77.73%	699,579	900,000	110.50%	994,482
Notes 6.50% JBS Lux 2052	1,548,000	103.12%	1,596,236	1,548,000	101.53%	1,571,731
Notes 7.25% JBS Lux 2053	900,000	111.95%	1,007,559	900,000	74.94%	674,487
Notes 4.25% PPC 2031	796,158	97.40%	775,458	855,725	92.24%	789,303
Notes 3.5% PPC 2032	899,600	92.44%	831,572	900,000	86.34%	777,033
Notes 6.25% PPC 2033	922,521	107.19%	988,878	980,000	102.16%	1,001,178
Notes 6.875% PPC 2034	500,000	111.15%	555,740	500,000	106.73%	533,650
Notes 5.95% JBS USA 2035	1,000,000	105.29%	1,052,860	—	—	—
Notes 6.38% JBS USA 2055	750,000	102.06%	765,428	—	—	—
Notes 5.5% JBS Lux 2036	1,250,000	101.85%	1,273,175	—	—	—
Notes 6.25% JBS Lux 2056	1,250,000	99.90%	1,248,738	—	—	—
Notes 6.375% JBS Lux 2066	1,000,000	99.88%	998,780	—	—	—
	18,052,688		18,157,182	16,033,514		15,423,078

Schedule of Finance income (Expense)

Finance income (expense) by category of financial instrument:

	2025	2024	2023

Fair value through profit or loss	(68,080)	(256,499)	204,573
Amortized cost	(1,488,196)	(1,413,264)	(1,566,845)
Total	(1,556,276)	(1,669,763)	(1,362,272)

Schedule of Assets and Liabilities Exposed to Floating Interest Rates	The main exposure to financial risks as of December 31, 2025 and December 31, 2024 are shown below:
	December 31, 2025	December 31, 2024
Net exposure to the CDI/FED rate:
CRA - Agribusiness Credit Receivable Certificates	(54,231)	(47,650)
Credit note - export	(410)	(1,704)
Rural - Credit note - Prefixed	(114,282)	—
Related party transactions	(105,892)	—
CDB-DI (Bank certificates of deposit)	727,695	760,300
CME Margin investments	105,760	104,000
Treasury bills	75,286	58,757
Subtotal	633,926	873,703
Derivatives (Swap)	(922,938)	(1,285,134)
Total	(289,012)	(411,431)
Net exposure to the IPCA rate:
Treasury bills	47,920	35,127
CRA - Agribusiness Credit Receivable Certificates	(2,165,193)	(1,163,028)
Margin cash	—	3,867
Related party transactions	(43,875)	77,355
Subtotal	(2,161,148)	(1,046,679)
Derivatives (Swap)	805,029	1,150,685
Total	(1,356,119)	104,006

Liabilities exposure to the SOFR rate:
Export credit note	(254,903)	(102,367)
Prepayment	—	(100,296)
Prepayment - exchange agreement	(11,691)	(2,599)
Total	(266,594)	(205,262)

Schedule of Contracts Exposure Scenario

Sensitivity analysis as of December 31, 2025:

			Scenario (I) VaR 99% C.I. 1 day		Scenario (II) Interest rate variation - 25%		Scenario (III) Interest rate variation - 50%
Contracts exposure	Risk	Current scenario	Rate	Effect on income	Rate	Effect on income	Rate	Effect on income
CDI	Increase	14.90%	14.96%	(162)	18.63%	(10,984)	22.35%	(21,968)
IPCA	Increase	4.46%	4.47%	(71)	5.58%	(15,427)	6.69%	(30,854)
SOFR	Increase	3.87%	3.87%	(11)	4.84%	2,633	5.81%	5,263
				(244)		(23,778)		(47,559)
		Current	Scenario (i) VaR 99% C.I. 1 day		Scenario (ii) Interest rate variation - 15%		Scenario (iii) Interest rate variation - 30%
Exposure of US$	Risk	exchange rate	Exchange rate	Effect on income	Exchange rate	Effect on income	Exchange rate	Effect on income

Operating	Depreciation	1.00	0.98	(74,873)	0.85	(636,693)	0.70	(1,273,387)
Financial	Appreciation	1.00	1.02	(6,519)	1.15	(55,431)	1.30	(110,861)
Derivatives	Depreciation	1.00	0.98	(112)	0.85	(950)	0.70	(1,900)
US Dollar (amounts in thousands of US$):
			Scenario (i) VaR 99% C.I. 1 day		Scenario (ii) Interest rate variation - 15%		Scenario (iii) Interest rate variation - 30%
Exposure of US$	Risk	Current exchange	Exchange rate	Effect on income	Exchange rate	Effect on income	Exchange rate	Effect on income

Operating	Depreciation	1.18	1.15	(9,120)	1.00	(72,541)	0.82	(145,082)
Financial	Appreciation	1.18	1.20	(29)	1.35	(229)	1.53	(458)
Derivatives	Depreciation	1.18	1.15	(24)	1.00	(191)	0.82	(383)
EURO (amounts in thousands of US$):
			Scenario (i) VaR 99% C.I. 1 day		Scenario (ii) Interest rate variation - 15%		Scenario (iii) Interest rate variation - 30%
Exposure of US$	Risk	Current exchange	Exchange rate	Effect on income	Exchange rate	Effect on income	Exchange rate	Effect on income
Operating	Depreciation	1.35	1.32	(2,133)	1.14	(18,475)	0.94	(36,950)
Financial	Appreciation	1.35	1.37	(3)	1.55	(29)	1.75	(57)
Derivatives	Appreciation	1.35	1.37	(1,170)	1.55	(10,130)	1.75	(20,260)
			Scenario (i) VaR 99% C.I. 1 day		Scenario (ii) @ Variation - 15%		Scenario (ii) @ Variation - 30%
Exposure	Risk	Current price	Price	Effect on income	Price	Effect on income	Price	Effect on income
Operating	Depreciation	72	71	(22,894)	61	(343,413)	50	(686,827)
Derivatives	Appreciation	32	32	(25,569)	36	(383,530)	41	(767,059)
				(48,463)		(726,943)		(1,453,886)

Sensitivity analysis as of December 31, 2025:

		Current price	Scenario (i) VaR 99% C.I. 1 day		Scenario (ii) @ Variation - 15%		Scenario (ii) @ Variation - 30%
Exposure	Risk	(USD per head)	Price	Effect on income	Price	Effect on income	Price	Effect on income

Operating	Appreciation	19	19	(1,191)	22	(17,862)	25	(35,724)
Derivatives	Depreciation	3	3	(5,319)	3	(79,778)	2	(159,555)
				(6,510)		(97,640)		(195,279)

Schedule of Sensitivity Analysis Fair Value Asset and Liability
			December 31, 2025				December 31, 2024
Instrument	Risk factor	Maturity	Notional	Fair value (Asset) - US$	Fair value (Liability) - US$	Fair value	Notional	Fair value (Asset) - US$	Fair value (Liability) - US$	Fair value
Swap	IPCA	2027	177,815	205,191	(220,189)	(14,998)	158,004	162,453	(171,479)	(9,026)
	IPCA	2031	30,309	40,605	(48,349)	(7,744)	189,071	212,403	(224,840)	(12,437)
	IPCA	2032	125,573	152,936	(178,835)	(25,899)	183,123	192,464	(216,650)	(24,186)
	IPCA	2034	139,033	148,563	(158,375)	(9,812)	127,416	124,373	(135,650)	(11,277)
	IPCA	2037	200,113	257,734	(317,190)	(59,456)	189,239	215,192	(263,254)	(48,062)
	IPCA	2038	—	—	—	—	142,320	143,557	(159,263)	(15,706)
	IPCA	2039	—	—	—	—	20,854	20,363	(21,830)	(1,467)
	IPCA	2044	—	—	—	—	80,745	79,880	(92,168)	(12,288)
			672,843	805,029	(922,938)	(117,909)	1,090,772	1,150,685	(1,285,134)	(134,449)

Schedule of Exposure

The carrying amounts of assets and liabilities and other positions exposed to foreign currency risk at December 31, 2025, and 2024 are presented below along with the notional amounts of derivative contracts intended to offset the exposure, in accordance with the Group’s Financial and Commodities Risk Management Policy. The exposure is related to Brazilian Real.

	USD		EUR		GBP
	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024
OPERATING
Cash and cash equivalents	1,976,408	1,639,584	102,128	50,341	36,591	16,097
Margin cash	4,747	220	—	—	—	—
Trade accounts receivable	1,173,182	1,073,398	310,157	165,016	96,211	65,684
Sales orders	1,478,630	1,062,765	186,577	78,854	10,037	54,370
Trade accounts payable	(300,958)	(297,536)	(77,245)	(78,268)	(19,671)	(16,271)
Purchase orders	(87,387)	(83,493)	(38,009)	(8,928)	—	—
Operating subtotal	4,244,622	3,394,938	483,608	207,015	123,168	119,880
FINANCIAL

Advances to customers	(3,369)	(4,683)	(1,525)	(1,562)	(191)	(191)
Loans and financing	(366,169)	(1,290,871)	—	(614)	—	—
Financial subtotal	(369,538)	(1,295,554)	(1,525)	(2,176)	(191)	(191)
Operating financial subtotal	3,875,084	2,099,384	482,083	204,839	122,977	119,689

Total exposure	3,875,084	2,099,384	482,083	204,839	122,977	119,689
DERIVATIVES
Future contracts	241,445	1,840	(79,419)	(85,595)	(40,676)	(34,095)
Deliverable Forwards (DF´s)	(278,582)	(664,084)	103,646	70,949	(26,856)	(26,785)
Non-Deliverable Forwards (NDF´s)	43,471	(417,158)	(22,951)	(19,559)	—	(6,262)
Total derivatives	6,334	(1,079,402)	1,276	(34,205)	(67,532)	(67,142)
NET EXPOSURE IN US$	3,881,418	1,019,982	483,359	170,634	55,445	52,547

Schedule of Future Contracts
			December 31, 2025			December 31, 2024
Instrument	Risk factor	Nature	Quantity	Notional (US$)	Fair value	Quantity	Notional (US$)	Fair value

Future Contract	American dollar	Long	227,860	241,445	(1,814)	4,765	1,840	12

			December 31, 2025			December 31, 2024
Instrument	Risk factor	Nature	Notional (US$)	Notional (US$)	Fair value	Notional (US$)	Notional (US$)	Fair value

Deliverable Forwards	American dollar	Short	(278,582)	(278,582)	13,069	(664,084)	(664,084)	(16,868)
Non-Deliverable Forwards	American dollar	Short	43,471	43,471	(4,467)	(417,158)	(417,158)	(950)
			December 31, 2025			December 31, 2024
Instrument	Risk factor	Nature	Quantity	Notional (US$)	Fair value	Quantity	Notional (US$)	Fair value

Future Contract	Euro	Short	(5,556,200)	(79,419)	62	2,074	(85,595)	49

			December 31, 2025			December 31, 2024
Instrument	Risk factor	Nature	Notional (EUR)	Notional (US$)	Fair value	Notional (EUR)	Notional (US$)	Fair value

Deliverable Forwards	Euro	Long	88,156	103,646	(2,039)	68,259	70,949	2,376
Non-Deliverable Forwards	Euro	Short	(19,521)	(22,951)	(55)	(18,818)	(19,559)	420
			December 31, 2025			December 31, 2024
Instrument	Risk factor	Nature	Quantity	Notional (US$)	Fair value	Quantity	Notional (US$)	Fair value

Future Contract	British pound	Short	(3,020)	(40,676)	72	1,219	(34,095)	12

			December 31, 2025			December 31, 2024
Instrument	Risk factor	Nature	Notional (GBP)	Notional (US$)	Fair value	Notional (GBP)	Notional (US$)	Fair value

Deliverable Forwards	British pound	Short	(19,939)	(26,856)	129	(21,368)	(26,785)	(675)
Non-Deliverable Forwards	British pound	Short	—	—	—	(4,996)	(6,262)	(128)

Derivatives financial instruments breakdown:

			December 31, 2025		December 31, 2024
Instrument	Risk factor	Nature	Quantity	Fair value	Quantity	Fair value

Future Contracts	Commodities (livestock)	Long	7,348	(346)	6,548	(2,645)
Deliverable Forwards	Commodities (livestock)	Short	(41,942)	(93,782)	(38,658)	(39,649)

Derivatives financial instruments breakdown:

			December 31, 2025		December 31, 2024
Instrument	Risk factor	Nature	Quantity	Fair value	Quantity	Fair value

Future Contracts	Commodities (grains and others)	Long	17,515	(170)	6,949	83
Deliverable Forwards	Commodities (grains and others)	Long	32,783	46,621	16,144	(13,921)
Future CME	Commodities (grains and others)	Long	155	(45)	—	—

Schedule of Position Balance in Commodities and Corn Contracts	Position balance in commodities and corn contracts:
Exposure in Commodities (Livestock) - Expressed in contract quantity	December 31, 2025	December 31, 2024
OPERATING
Firm contracts	31,200	31,028
Subtotal	31,200	31,028
DERIVATIVES
Future contracts	7,348	6,548
Deliverable Forwards	(41,942)	(38,658)
Subtotal	(34,594)	(32,110)
NET EXPOSURE	(3,394)	(1,082)
Exposure in Commodities (Grains and others) - Expressed in contract quantity	December 31, 2025	December 31, 2024
OPERATING
Firm contracts	5,403	8,573
Subtotal	5,403	8,573
DERIVATIVES
Future B3	17,515	6,949
Future CME	155	—
Deliverable Forwards	32,783	16,144
Subtotal	50,453	23,093
NET EXPOSURE	55,856	31,666

Schedule of Statement of Income

Below are the effects on the statement of income, after the adoption of hedge accounting:

	December 31, 2025	December 31, 2024
Statements of income:

Cost of sales before hedge accounting adoption	(7,882,571)	(6,585,192)

Derivatives operating income (loss)	321	(787)
Commodities	321	(787)
Cost of sales with hedge accounting	(7,882,250)	(6,585,979)

Financial income (expense), net excluding derivatives	(69,877)	(246,602)

Derivatives financial income (expense), net	(5,894)	(90,340)
Currency	5,759	(79,296)
Commodities	(11,653)	(10,760)
Interest	—	(284)

Financial income (expense), net	(75,771)	(336,942)

Schedule of Other Comprehensive Income (Expense)

Below are the effects on other comprehensive income (expense), after the adoption of hedge accounting:

	December 31, 2025	December 31, 2024
Statements of other comprehensive income (expense):
Financial instruments designated as hedge accounting:	(1,644)	324
Commodities	(1,644)	324
Gain (loss) on cash flow hedge	1,293	7,882
Deferred income tax on hedge accounting	—	—
Other comprehensive income (expense)	1,293	7,882

Schedule of Hedge Cash Flow Movement
Hedge cash flow movement	December 31, 2024	OCI	December 31, 2025
Hedge accounting operations at the parent company	186	1,293	1,479
(-) Income Tax	(63)	(439)	(502)
Total of other comprehensive income (expense)	123	854	977

Schedule of Balance Sheet

Below are the effects on the statement of financial position, after the adoption of hedge accounting:

	December 31, 2025	December 31, 2024
Statement of financial position:
Derivative (liabilities)/assets	(15)	84
Financial instruments designated as hedge accounting:
Commodities	(15)	84

Derivative (liabilities)/assets	(6,568)	69
Financial instruments not designated as hedge accounting:
Exchange	(6,568)	69

Other comprehensive income (expense)	(1,644)	306
Commodities	(1,644)	306

Inventories	165	20
Commodities	165	20

Schedule of Open Balance Sheet Position of Derivative Assets and Liabilities

Open amounts in statement of financial position of derivative assets and liabilities:

	December 31, 2025	December 31, 2024

Assets:
Designated as hedge accounting	—	84
Exchange derivaties	—	84
Not designated as hedge accounting	—	69
Exchange	—	69

Current assets	—	153

Liabilities:
Designated as hedge accounting	15	—
Commodities	15	—

Not designated as hedge accounting	6,568	—
Currency	6,568	—
Current liabilities	6,583	—

Schedule of Maximum Horizon and Equity Percent
Category	% Equity	Maximum horizon
AAA	2.00	5 years
AA	1.00	3 years
A	0.50	2 years
BBB	0.25	1 year

Schedule of Exposure to Weighted Average Loss Rate Gross Carrying Amount Impairment Losses

The information about the exposure to weighted average loss rate, gross carrying amount, impairment losses recognized in the statement of income are as follows:

	Weighted average loss rate	Gross carrying amount	Expected credit loss
December 31, 2025
Cash and cash equivalents	—	4,565,136	—
Margin cash	—	159,562	—
Trade accounts receivable	(1.81)%	4,231,924	(76,685)
Related party receivables	—	41,231	—
		8,997,853	(76,685)

Schedule of Leverage Ratio	The leverage ratio is shown below:
	December 31, 2025		December 31, 2024
Leverage indicator (USD)	2.39	x	1.89	x

Schedule of Contractual Obligation Amounts from Financial Liabilities

The table below shows the contractual obligation amounts from financial liabilities of the Group according to their maturities:

	December 31, 2025					December 31, 2024
	Until 1 year	Between 2 and 3 years	Between 4 and 5 years	More than 5 years	Total	Until 1 year	Between 2 and 3 years	Between 4 and 5 years	More than 5 years	Total

Trade accounts payable and supply chain finance	7,332,559	—	—	—	7,332,559	6,194,223	—	—	—	6,194,223
Loans and financing	833,085	249,115	794,458	19,213,910	21,090,568	2,084,225	1,046,253	1,688,693	14,507,625	19,326,796
Estimated interest on loans and financing (1)	1,265,226	2,425,415	2,377,113	15,237,492	21,305,246	2,458,318	2,440,620	839,949	5,670,017	11,408,904
Derivatives liabilities (assets)	156,405	114,376	—	—	270,781	165,979	100,087	—	—	266,066
Payments of leases	354,887	520,701	351,036	861,409	2,088,033	377,769	797,268	326,928	817,668	2,319,633
Commodity forward purchase contracts	140,956	13,912,887	11,252,506	2,614,618	27,920,967	58,997	28,244,384	4,238,571	986,771	33,528,723

(1)	Includes interest on all loans and financing outstanding. Payments are estimated for variable rate debt based on effective interest rates at December 31, 2025 and December 31, 2024. Payments in foreign currencies are estimated using the December 31, 2025 and December 31, 2024 exchange rates.